Allowance For Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, beginning balance	$ 4,325	$ 4,778	$ 4,955
Provision (credit) for loan losses	275	525	775
Losses charged off	(649)	(1,084)	(1,786)
Recoveries	91	106	834
Allowance for loan losses, ending balance	4,042	4,325	4,778
Commercial loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, beginning balance	621	615	542
Provision (credit) for loan losses	(178)	(7)	(74)
Losses charged off	0	(2)	(56)
Recoveries	13	15	203
Allowance for loan losses, ending balance	456	621	615
Residential real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, beginning balance	1,948	1,905	1,857
Provision (credit) for loan losses	284	628	720
Losses charged off	(360)	(602)	(746)
Recoveries	13	17	74
Allowance for loan losses, ending balance	1,885	1,948	1,905
Non-residential real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, beginning balance	1,367	1,926	2,049
Provision (credit) for loan losses	(203)	(232)	256
Losses charged off	(169)	(382)	(903)
Recoveries	5	55	524
Allowance for loan losses, ending balance	1,000	1,367	1,926
Construction real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, beginning balance	184	179	347
Provision (credit) for loan losses	280	5	(168)
Losses charged off	0	0	0
Recoveries	0	0	0
Allowance for loan losses, ending balance	464	184	179
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, beginning balance	127	84	85
Provision (credit) for loan losses	59	105	14
Losses charged off	(73)	(75)	(38)
Recoveries	51	13	23
Allowance for loan losses, ending balance	164	127	84
Credit Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, beginning balance	78	69	75
Provision (credit) for loan losses	33	26	27
Losses charged off	(47)	(23)	(43)
Recoveries	9	6	10
Allowance for loan losses, ending balance	$ 73	$ 78	$ 69